Expense Example - Service - BLACKROCK ENERGY OPPORTUNITIES FUND - Service Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 134
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	849
Expense Example, with Redemption, 10 Years	$ 1,887